Goodwill recognized as a result of business combination (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill arising from the acquisition of subsidiary [Abstract]
Consideration received (cash)	₩ 4,476
Fair value of identifiable net assets	(3,005)
Noncontrolling Interest	787
Goodwill	₩ 2,258	₩ 43,455